Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average
					Summary	Average	Value of Initial Fixed			Company
	Summary	Summary			Compensation	Compensation	$100 Investment			Selected
	Compensation	Compensation	Compensation	Compensation	Table Total	Actually Paid	Based On:		Net	Measure
	Table Total	Table Total for	Actually	Actually Paid to	Paid	to		Peer	Income (loss)	Adjusted
	for	Mr.	Paid to	Mr.	to non-PEO	non-PEO		Group	(in	EBITDA
	Mr. Les(1)	McGonegal(2)	Mr. Les(3)	McGonegal(3)	NEOs(4)	NEOs(3)(4)	TSR	TSR(5)	thousands)	(in
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	thousands)(7)($)
2023	13,490,590	—	42,806,252	—	9,658,511	18,573,480	1,381.25	146.52(6)	(49,472)	214,021
2022	21,500,269	—	4,979,102	—	7,788,383	377,785	302.68	105.56	(509,553)	(67,193)
2021	21,876,868	18,196,470	23,262,732	10,634,670	17,197,333	12,682,777	1,993.75	134.57	(15,437)	74,909
2020	—	698,581	—	1,934,593	401,970	2,243,803	1,516.96	118.36	(14,107)	(7,769)
(1)

Mr. Les became the Chief Executive Officer of Riot and its principal executive officer on February 8, 2021, succeeding Jeffrey McGonegal. Amounts reported for 2021 include all compensation paid to Mr. Les during the year, as reported on the Summary Compensation Table (“SCT”), in their entirety.

(2)

Mr. McGonegal served as Riot’s Chief Executive Officer (principal executive officer) from February 15, 2019, and as Chief Executive Officer and Chief Financial Officer (principal financial officer) from his appointment as of August 15, 2019, until he was succeeded by Mr. Les as Chief Executive Officer. Thereafter, Mr. McGonegal continued in his role as Chief Financial Officer until his retirement and transition to his present role as Senior Advisor to the Company as of September 26, 2022. Accordingly, the amounts reported for 2021 include the total compensation paid to Mr. McGonegal for 2021, as reported on the SCT, in their entirety.

(3)	Compensation Actually Paid (“CAP”) reflects the total compensation reported in the SCT for the applicable year adjusted to include or exclude the amounts shown in the tables below for Riot’s NEOs:

PEO SCT to CAP Reconciliation – Jason Les

					Summary
		Bonus and Non-	Equity-	All Other	Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary(i) ($)	Compensation(i) ($)	Awards(ii) ($)	($)	($)	($)	($)	Actually Paid ($)
2023	963,807	1,496,478	10,991,245	39,060	13,490,590	(10,991,245)	40,306,907	42,806,252
2022	679,757	511,225	20,297,175	12,111	21,500,269	(20,297,175)	3,776,008	4,979,102
2021	631,887	1,085,963	20,155,500	3,518	21,876,868	(20,155,500)	21,541,364	23,262,732

PEO SCT to CAP Reconciliation – Jeffrey McGonegal (former PEO)

					Summary
		Bonus and Non-	Equity-	All Other	Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary ($)	Compensation ($)	Awards(ii) ($)	($)	($)	($)	($)	Actually Paid ($)
2021	354,077	601,931	17,229,300	11,162	18,196,470	(17,229,300)	9,667,500	10,634,670
2020	294,103	90,000	300,000	14,478	698,581	(300,000)	1,536,012	1,934,593

Average NEO SCT to CAP Reconciliation – (Non-PEO)(4)

					Summary
		Bonus and Non-	Equity-		Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	All Other	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary(i) ($)	Compensation(i) ($)	Awards(ii) ($)	Compensation(iii)	($)	($)	($)	Actually Paid ($)
2023	561,199	833,494	8,243,419	20,399	9,658,511	(8,243,419)	17,158,388	18,573,480
2022	394,767	330,174	7,055,718	7,724	7,788,383	(7,055,718)	(354,880)	377,785
2021	312,057	502,159	16,355,155	27,962	17,197,333	(16,355,155)	11,840,599	12,682,777
2020	175,000	78,000	144,000	4,970	401,970	(144,000)	1,985,833	2,243,803
(i)	Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)

Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated year under the 2019 Equity Plan, as amended, as reported in the SCT and the accompanying notes.

(iii)	Represents All Other Compensation paid during the indicated year, as reported in the SCT.
(iv)	The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the Fair Value Equity Awards tables below.

PEO Fair Value Equity Awards – Jason Les

Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2023	8,577,496	18,074,579	—	13,654,832		40,306,907
2022	10,074,294	(5,706,698)	—	(591,588)	—	3,776,008
2021	8,513,312	—	2,461,784	10,566,268	—	21,541,364

PEO Fair Value Equity Awards – Jeffrey McGonegal (former PEO)

Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2021	7,212,590	—	2,119,770	335,140	—	9,667,500
2020	891,083	—	644,929	—	—	1,536,012

Average NEO Fair Value Equity Awards (Non-PEO)(4)

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2023	6,433,111	5,900,613	—	4,824,664	—	17,158,388
2022	3,348,135	(3,358,597)	27,606	(372,024)	—	(354,880)
2021	6,756,031	—	1,845,779	3,238,789	—	11,840,599
2020	1,989,070	—	—	(3,237)	—	1,985,833
(4)

The non-PEO NEOs reflected represent the following individuals for each fiscal year shown: 2023 – Mr. Yi, Mr. Yee, Mr. Jackman, and Mr. Chung; 2022 – Mr. Yi, Mr. McGonegal, Mr. Yee, Mr. Jackman, and Chad Everett Harris; 2021 – Mr. Yi, Mr. McGonegal, Mr. Jackman, and Megan Brooks; and 2020 – Ms. Brooks.

(5)

For 2022, 2021 and 2020, reflects cumulative TSR of the Russell 2000 Index, as of December 31, 2022, weighted according to capitalization at the beginning of each period for which a return is indicated. As disclosed elsewhere in this Proxy Statement, prior to January 1, 2023, due to the nascence of our industry, we did not compare our performance against a self-constructed peer group or use a Published Industry Index. We established a peer group as of 2023. Due to the establishment of our Peer Group, for the year 2023, the cumulative TSR reflected represents the investment of $100 as of December 31, 2019, in those members of our Peer Group, including reinvestment of any dividends, with available publicly traded market data as of, and subsequent to, December 31, 2018, as disclose in our Annual Report on Form 10-K for the year ended December 31, 2023.

(6)

Cumulative TSR for 2023 reflected represents the investment of $100 as of December 31, 2019, in those members of our Peer Group, including reinvestment of any dividends. The Russell 2000’s (our peer group for 2022, 2021, and 2020) cumulative TSR for 2023 representing the investment of $100 as of December 31, 2019, is $121.49.

(7)  Adjusted EBITDA is a Non-GAAP financial measure used by the Board to assess performance. It is defined as our EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization), adjusted to eliminate the effects of certain non-cash and/or non-recurring items, that do not reflect our ongoing strategic business operations. It is presented as a supplement to, and not as a substitute for, or as superior to, the comparable measure under GAAP, Net Income. Adjusted EBITDA has limitations as an analytical tool, and investors should not place undue weight on it when assessing the Company’s performance. See Appendix B for reconciliations of GAAP to adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)

Mr. Les became the Chief Executive Officer of Riot and its principal executive officer on February 8, 2021, succeeding Jeffrey McGonegal. Amounts reported for 2021 include all compensation paid to Mr. Les during the year, as reported on the Summary Compensation Table (“SCT”), in their entirety.

(2)

Mr. McGonegal served as Riot’s Chief Executive Officer (principal executive officer) from February 15, 2019, and as Chief Executive Officer and Chief Financial Officer (principal financial officer) from his appointment as of August 15, 2019, until he was succeeded by Mr. Les as Chief Executive Officer. Thereafter, Mr. McGonegal continued in his role as Chief Financial Officer until his retirement and transition to his present role as Senior Advisor to the Company as of September 26, 2022. Accordingly, the amounts reported for 2021 include the total compensation paid to Mr. McGonegal for 2021, as reported on the SCT, in their entirety.

(4)

The non-PEO NEOs reflected represent the following individuals for each fiscal year shown: 2023 – Mr. Yi, Mr. Yee, Mr. Jackman, and Mr. Chung; 2022 – Mr. Yi, Mr. McGonegal, Mr. Yee, Mr. Jackman, and Chad Everett Harris; 2021 – Mr. Yi, Mr. McGonegal, Mr. Jackman, and Megan Brooks; and 2020 – Ms. Brooks.

Peer Group Issuers, Footnote
(5)

For 2022, 2021 and 2020, reflects cumulative TSR of the Russell 2000 Index, as of December 31, 2022, weighted according to capitalization at the beginning of each period for which a return is indicated. As disclosed elsewhere in this Proxy Statement, prior to January 1, 2023, due to the nascence of our industry, we did not compare our performance against a self-constructed peer group or use a Published Industry Index. We established a peer group as of 2023. Due to the establishment of our Peer Group, for the year 2023, the cumulative TSR reflected represents the investment of $100 as of December 31, 2019, in those members of our Peer Group, including reinvestment of any dividends, with available publicly traded market data as of, and subsequent to, December 31, 2018, as disclose in our Annual Report on Form 10-K for the year ended December 31, 2023.

(6)

Cumulative TSR for 2023 reflected represents the investment of $100 as of December 31, 2019, in those members of our Peer Group, including reinvestment of any dividends. The Russell 2000’s (our peer group for 2022, 2021, and 2020) cumulative TSR for 2023 representing the investment of $100 as of December 31, 2019, is $121.49.

Adjustment To PEO Compensation, Footnote

PEO SCT to CAP Reconciliation – Jason Les

					Summary
		Bonus and Non-	Equity-	All Other	Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary(i) ($)	Compensation(i) ($)	Awards(ii) ($)	($)	($)	($)	($)	Actually Paid ($)
2023	963,807	1,496,478	10,991,245	39,060	13,490,590	(10,991,245)	40,306,907	42,806,252
2022	679,757	511,225	20,297,175	12,111	21,500,269	(20,297,175)	3,776,008	4,979,102
2021	631,887	1,085,963	20,155,500	3,518	21,876,868	(20,155,500)	21,541,364	23,262,732

PEO SCT to CAP Reconciliation – Jeffrey McGonegal (former PEO)

					Summary
		Bonus and Non-	Equity-	All Other	Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary ($)	Compensation ($)	Awards(ii) ($)	($)	($)	($)	($)	Actually Paid ($)
2021	354,077	601,931	17,229,300	11,162	18,196,470	(17,229,300)	9,667,500	10,634,670
2020	294,103	90,000	300,000	14,478	698,581	(300,000)	1,536,012	1,934,593

(i)	Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)

Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated year under the 2019 Equity Plan, as amended, as reported in the SCT and the accompanying notes.

(iii)	Represents All Other Compensation paid during the indicated year, as reported in the SCT.
(iv)	The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the Fair Value Equity Awards tables below.

PEO Fair Value Equity Awards – Jason Les

Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2023	8,577,496	18,074,579	—	13,654,832		40,306,907
2022	10,074,294	(5,706,698)	—	(591,588)	—	3,776,008
2021	8,513,312	—	2,461,784	10,566,268	—	21,541,364

PEO Fair Value Equity Awards – Jeffrey McGonegal (former PEO)

Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2021	7,212,590	—	2,119,770	335,140	—	9,667,500
2020	891,083	—	644,929	—	—	1,536,012

Non-PEO NEO Average Total Compensation Amount	$ 9,658,511	$ 7,788,383	$ 17,197,333	$ 401,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,573,480	377,785	12,682,777	2,243,803
Adjustment to Non-PEO NEO Compensation Footnote

Average NEO SCT to CAP Reconciliation – (Non-PEO)(4)

					Summary
		Bonus and Non-	Equity-		Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	All Other	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary(i) ($)	Compensation(i) ($)	Awards(ii) ($)	Compensation(iii)	($)	($)	($)	Actually Paid ($)
2023	561,199	833,494	8,243,419	20,399	9,658,511	(8,243,419)	17,158,388	18,573,480
2022	394,767	330,174	7,055,718	7,724	7,788,383	(7,055,718)	(354,880)	377,785
2021	312,057	502,159	16,355,155	27,962	17,197,333	(16,355,155)	11,840,599	12,682,777
2020	175,000	78,000	144,000	4,970	401,970	(144,000)	1,985,833	2,243,803
(i)	Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)

Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated year under the 2019 Equity Plan, as amended, as reported in the SCT and the accompanying notes.

(iii)	Represents All Other Compensation paid during the indicated year, as reported in the SCT.
(iv)	The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the Fair Value Equity Awards tables below.

Average NEO Fair Value Equity Awards (Non-PEO)(4)

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2023	6,433,111	5,900,613	—	4,824,664	—	17,158,388
2022	3,348,135	(3,358,597)	27,606	(372,024)	—	(354,880)
2021	6,756,031	—	1,845,779	3,238,789	—	11,840,599
2020	1,989,070	—	—	(3,237)	—	1,985,833
(4)

The non-PEO NEOs reflected represent the following individuals for each fiscal year shown: 2023 – Mr. Yi, Mr. Yee, Mr. Jackman, and Mr. Chung; 2022 – Mr. Yi, Mr. McGonegal, Mr. Yee, Mr. Jackman, and Chad Everett Harris; 2021 – Mr. Yi, Mr. McGonegal, Mr. Jackman, and Megan Brooks; and 2020 – Ms. Brooks.

Compensation Actually Paid vs. Total Shareholder Return

The following graph shows a comparison of the Company’s TSR and that of the members of our Peer Group with available publicly traded market data as of, and subsequent to, December 31, 2018, that consists of: Marathon Digital Holdings, Inc. (MARA), Hut 8 Corp. (HUT), CleanSpark, Inc. (CLSK), HIVE Digital Technologies, Ltd. (HIVE), Bit Digital, Inc. (BTBT), TeraWulf Inc. (WULF), and Mawson Infrastructure Group, Inc. (MIGI), as it compares to CAP.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table provides an unranked list of the most important financial performance measures used by our Compensation Committee to link the compensation actually paid to our Chief Executive Officer and other NEOs in 2023, calculated in accordance with SEC regulations, to Company performance. The role of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Total Shareholder Return
Net Income
Adjusted EBITDA (Company Selected Measure)

Total Shareholder Return Amount	$ 1,381.25	302.68	1,993.75	1,516.96
Peer Group Total Shareholder Return Amount		105.56	134.57	118.36	$ 121.49
Net Income (Loss)	$ (49,472,000)	$ (509,553,000)	$ (15,437,000)	$ (14,107,000)
Company Selected Measure Amount	214,021,000	(67,193,000)	74,909,000	(7,769,000)
PEO Name	Jason Les
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description

(7)  Adjusted EBITDA is a Non-GAAP financial measure used by the Board to assess performance. It is defined as our EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization), adjusted to eliminate the effects of certain non-cash and/or non-recurring items, that do not reflect our ongoing strategic business operations. It is presented as a supplement to, and not as a substitute for, or as superior to, the comparable measure under GAAP, Net Income. Adjusted EBITDA has limitations as an analytical tool, and investors should not place undue weight on it when assessing the Company’s performance. See Appendix B for reconciliations of GAAP to adjusted EBITDA.

Mr. Les
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,490,590	$ 21,500,269	$ 21,876,868
PEO Actually Paid Compensation Amount	42,806,252	4,979,102	23,262,732
Mr. McGonegal
Pay vs Performance Disclosure
PEO Total Compensation Amount			18,196,470	$ 698,581
PEO Actually Paid Compensation Amount			10,634,670	1,934,593
PEO | Mr. Les
Pay vs Performance Disclosure
Salary	963,807	679,757	631,887
Bonus and Non- Equity Incentive Compensation	1,496,478	511,225	1,085,963
Equity - Based Awards	10,991,245	20,297,175	20,155,500
All Other Compensation	39,060	12,111	3,518
PEO | Mr. Les | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,991,245)	(20,297,175)	(20,155,500)
PEO | Mr. Les | Total Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,306,907	3,776,008	21,541,364
PEO | Mr. Les | Year End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,577,496	10,074,294	8,513,312
PEO | Mr. Les | Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,074,579	(5,706,698)
PEO | Mr. Les | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,461,784
PEO | Mr. Les | Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,654,832	(591,588)	10,566,268
PEO | Mr. McGonegal
Pay vs Performance Disclosure
Salary			354,077	294,103
Bonus and Non- Equity Incentive Compensation			601,931	90,000
Equity - Based Awards			17,229,300	300,000
All Other Compensation			11,162	14,478
PEO | Mr. McGonegal | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,229,300)	(300,000)
PEO | Mr. McGonegal | Total Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,667,500	1,536,012
PEO | Mr. McGonegal | Year End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,212,590	891,083
PEO | Mr. McGonegal | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,119,770	644,929
PEO | Mr. McGonegal | Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			335,140
Non-PEO NEO
Pay vs Performance Disclosure
Salary	561,199	394,767	312,057	175,000
Bonus and Non- Equity Incentive Compensation	833,494	330,174	502,159	78,000
Equity - Based Awards	8,243,419	7,055,718	16,355,155	144,000
All Other Compensation	20,399	7,724	27,962	4,970
Non-PEO NEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,243,419)	(7,055,718)	(16,355,155)	(144,000)
Non-PEO NEO | Total Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,158,388	(354,880)	11,840,599	1,985,833
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,433,111	3,348,135	6,756,031	1,989,070
Non-PEO NEO | Change in Fair Value from Prior Year to Current Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,900,613	(3,358,597)
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		27,606	1,845,779
Non-PEO NEO | Change in Fair Value from Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,824,664	$ (372,024)	$ 3,238,789	$ (3,237)